Certain Balance Sheet Information (Amortization and Interest Expense, Fiscal Year Maturity) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
2016	$ 79.6
2017	66.7
2018	55.9
2019	53.8
2020	52.6
Crestwood Equity Partners LP
Finite-Lived Intangible Assets [Line Items]
2016	82.9
2017	69.8
2018	57.4
2019	53.8
2020	$ 52.6